General & Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2019
General & Administrative Expenses [Abstract]
General and Administrative Expenses
General and Administrative Expenses:

(Dollars in thousands)	2019	2018	2017
Total Compensation to Employees and Directors	$10,331	$11,289	$11,655
Office and Administrative Expenses	2,633	2,449	2,147
Audit, Legal and Consultancy	1,826	1,314	3,377
Total General and Administrative Expenses	$14,789	$15,052	$17,180

Stock Compensation Series
Stock Compensation Series

	Number of shares/options	Vesting Period	Fair value at grant date
(1) Granted October 2005, stock options	965	10 years	$144.00
(2) Granted March 2012, restricted shares	14,515	3 years	13.80
(3) Granted June 2013, restricted shares	155,000	4 years	4.15
(4) Granted June 2013, stock options	155,000	5 years	1.31
(5) Granted June 2013, stock options	155,000	5 years	0.97
(6) Granted February 2014, restricted shares	29,333	3 years	6.92
(7) Granted February 2014, restricted shares	29,333	3 years	6.33
(8) Granted February 2014, restricted shares	29,333	3 years	5.63
(9) Granted February 2014, restricted shares	88,000	3 years	7.61
(10) Granted June 2014, restricted shares	95,666	3 years	6.41
(11) Granted June 2014, restricted shares	95,666	3 years	5.74
(12) Granted June 2014, restricted shares	95,666	3 years	5.13
(13) Granted June 2014, restricted shares	287,000	3 years	7.15
(14) Granted January 2015, restricted shares	850,000	3 years	8.81
(15) Granted January 2016, restricted shares	824,000	2 years	6.65
(16) Granted January 2017, restricted shares	900,000	2 years	4.61
(17) Granted January 2018, restricted shares	355,000	1 year	3.92
(18) Granted January 2018, restricted shares	212,000	3 years	2.30
(19) Granted January 2019, restricted shares	360,000	3 years	4.25
(20) Granted January 2019, restricted shares	200,000	3 years	3.04
(21) Granted March 2019, restricted shares	210,000	1 year	$4.60

Outstanding Restricted Common Stock and Share Options
The following reconciles the number of outstanding restricted common stock and share options:

	Restricted common stock	Share options	Weighted average exercise price **

Outstanding at December 31, 2016	1,376,820	310,000	9.64
Granted	900,000
Exercised*	1,132,988
Forfeited	57,501
Outstanding at December 31, 2017	1,086,331	310,000	$9.64

Outstanding at December 31, 2017	1,086,331	310,000	9.64
Granted	567,000
Exercised*	1,085,331
Forfeited	22,500	310,000	9.64
Outstanding at December 31, 2018	545,500	-	$-

Outstanding at December 31, 2018	545,500	-	-
Granted	770,000
Exercised*	755,500
Forfeited	-
Outstanding at December 31, 2019	560,000	-	$-

*Does not include shares in lieu of dividends

**To be adjusted for dividends declared and paid subsequent to the respective grant dates.

Stock Compensation Expense	Stock Compensation Expense
(Dollars in thousands)	2019	2018	2017
Expense recognized from stock compensation	2,532	2,458	4,806

Remuneration of Executives and Directors
Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2019	2018	2017
Cash compensation	$3,518	$3,989	$4,171
Pension cost	36	202	155
Share compensation*	2,003	2,250	4,107
Total remuneration	$5,556	$6,441	$8,433

*Share compensation reflects the expense recognized.

Shares held by Executives and Directors
Shares held by Directors and Executives:

	2019	2018	2017
Directors and Executives as a group*	3,615,221	3,155,503	2,729,680

*Includes 440,000 (2018: 465,000, 2017: 906,666) shares of restricted stock subject to vesting conditions.